SCHEDULE OF ALLOWANCES FOR EXPECTED CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Allowances for expected credit loss, beginning balance	$ (8,173)	$ (3,062)
Provision	(27,619)	(5,146)
Effect of currency translation adjustment	(108)	35
Allowances for expected credit loss, ending balance	$ (35,900)	$ (8,173)